Annual Fund Operating Expenses	0 Months Ended
	Nov. 01, 2012
(Municipal Income Funds - Administrator) | (California Limited-Term Tax-Free Fund) | Administrator Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[1]
(Municipal Income Funds - Administrator) | (California Tax-Free Fund) | Administrator Class
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.55%	[2]
(Municipal Income Funds - Administrator) | (Colorado Tax-Free Fund) | Administrator Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[1]
(Municipal Income Funds - Administrator) | (Intermediate Tax/AMT-Free Fund) | Administrator Class
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.76%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[2]
(Municipal Income Funds - Administrator) | (Minnesota Tax-Free Fund) | Administrator Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[2]
(Municipal Income Funds - Administrator) | (Municipal Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.74%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[2]
(Municipal Income Funds - Administrator) | (Short-Term Municipal Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.72%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[2]
(Municipal Income Funds - Administrator) | (Strategic Municipal Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.68%	[2]
(Municipal Income Funds - Administrator) | (Ultra Short-Term Municipal Income Fund) | Administrator Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[2]
(Municipal Income Funds - Institutional) | (Intermediate Tax/AMT-Free Fund) | Institutional Class
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.42%	[2]
(Municipal Income Funds - Institutional) | (Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.47%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.47%	[3]
(Municipal Income Funds - Institutional) | (North Carolina Tax-Free Fund) | Institutional Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.57%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.54%	[2]
(Municipal Income Funds - Institutional) | (Pennsylvania Tax-Free Fund) | Institutional Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.49%	[2]
(Municipal Income Funds - Institutional) | (Short-Term Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.45%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.40%	[2]
(Municipal Income Funds - Institutional) | (Ultra Short-Term Municipal Income Fund) | Institutional Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.42%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.37%	[2]
(Municipal Income Funds - Investor) | (Intermediate Tax/AMT-Free Fund) | Investor Class
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.73%	[2]
(Municipal Income Funds - Investor) | (Municipal Bond Fund) | Investor Class
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.78%	[2]
(Municipal Income Funds - Investor) | (Short-Term Municipal Bond Fund) | Investor Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[2]
(Municipal Income Funds - Investor) | (Ultra Short-Term Municipal Income Fund) | Investor Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[2]
(Municipal Income Funds - Investor) | (Wisconsin Tax-Free Fund) | Investor Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.73%	[2]
(Municipal Income Funds - Retail) | (California Limited-Term Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[4]
(Municipal Income Funds - Retail) | (California Limited-Term Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.56%	[4]
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[2]
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class B
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[2]
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[2]
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.56%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[5]
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class B
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.56%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	[5]
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.56%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	[5]
(Municipal Income Funds - Retail) | (Intermediate Tax/AMT-Free Fund) | Class A
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[2]
(Municipal Income Funds - Retail) | (Intermediate Tax/AMT-Free Fund) | Class C
Operating Expenses:
Management Fees	0.33%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[2]
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class B
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.64%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[2]
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.64%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[2]
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[2]
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class B
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.55%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[2]
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.31%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.55%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.50%	[2]
(Municipal Income Funds - Retail) | (North Carolina Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[2]
(Municipal Income Funds - Retail) | (North Carolina Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.55%
Total Annual Fund Operating Expenses	1.65%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[2]
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	[2]
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class B
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[2]
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.49%	[2]
(Municipal Income Funds - Retail) | (Short-Term Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.78%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[2]
(Municipal Income Funds - Retail) | (Short-Term Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.53%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[2]
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class A
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.82%	[2]
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class B
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.58%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.57%	[2]
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class C
Operating Expenses:
Management Fees	0.34%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.58%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.57%	[2]
(Municipal Income Funds - Retail) | (Ultra Short-Term Municipal Income Fund) | Class A
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.67%	[2]
(Municipal Income Funds - Retail) | (Ultra Short-Term Municipal Income Fund) | Class C
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.50%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	1.42%	[2]
(Municipal Income Funds - Retail) | (Wisconsin Tax-Free Fund) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[2]
(Municipal Income Funds - Retail) | (Wisconsin Tax-Free Fund) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.67%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]

[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.60% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A and 1.55% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class A, 1.60% for Class B and 1.60% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.